Related Party Transactions - Summary of Fees and Revenue Related to the Managed REITs (Detail) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	$ 2,051,021		$ 1,192,665		$ 5,687,701		$ 1,221,727		$ 3,068,306
Strategic Storage Trust IV Property Management Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	367,256		288,026		1,039,753		296,300		602,162
Strategic Storage Growth Trust II Property Management Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	90,069		40,222		241,624		40,822		91,594
Strategic Storage Trust IV Advisory Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	813,052		490,844		2,358,906		506,470		1,153,137
Strategic Storage Growth Trust II Advisory Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	281,839		117,380		788,932		121,942		310,786
Strategic Storage Trust IV Tenant Program Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	252,885		120,498		610,635		120,498		254,148
Strategic Storage Growth Trust II Tenant Program Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	73,011		15,895		152,624		15,895		37,269
Other Managed REIT Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	$ 172,909	[1]	$ 119,800	[1]	$ 495,227	[1]	$ 119,800	[1]	$ 619,210 [2]

[1]	Such revenues primarily includes construction management and development fees.
[2]	Such revenues primarily includes construction management, development, and acquisitions related fees.